Cover	12 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001957121
Document Type	N-CSR
Entity Registrant Name	Felicitas Private Markets Fund
Document Period End Date	Jun. 30, 2026
Amendment Flag	false